Consolidated Condensed Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Previously Reported [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] Previously Reported [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class B [Member] Previously Reported [Member]	Options Reserve [Member]	Options Reserve [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	Parent [Member]	Parent [Member] Previously Reported [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Beginning balance, value at Dec. 31, 2023											$ 204						$ 204				$ 204
Balance, shares at Dec. 31, 2023					2,727
Issuance of Series A preferred stock	$ 2										14,998						15,000				15,000
Issuance of Series A preferred stock, shares	15,000
Issuance of Series B preferred stock			$ 3								26,997						27,000				27,000
Issuance of Series B preferred stock, shares			27,000
Issuance of common stock – NASDAQ offering					$ 26						10,640,694						10,640,719				10,640,719
Issuance of common stock - NASDAQ offering, shares					2,337,567
Capital raising costs											(593,059)						(593,059)				(593,059)
AAM share exchange, net					$ 21						(21)
AAM share exchange, net, shares					1,906,018
Acquisition of DIF					$ 6						1,256,040						1,256,046				1,256,046
Acquisition of DIF, shares					499,909
Acquisition of DSS					$ 53						20,865,114						20,865,167		766,256		21,631,423
Acquisition of DSS, shares					4,840,633				8,195
Conversion of $270,000 of related party debt converted in 2,249,999 Roth Class A ordinary shares and subsequently into 45,000 SharonAI Holdings Inc. Class A Ordinary Common stock											176,999						176,999				176,999
Conversion of related party debt converted in Roth Class A ordinary shares and subsequently into SharonAI Holdings Inc. Class A Ordinary Common stock, shares					31,276
Purchase of noncontrolling interest					$ 1						662,467						662,468		(662,468)
Purchase of noncontrolling interest, shares					84,912
Share based compensation											253,728						253,728				253,728
Share based compensation, shares									57,294
Net loss													(3,905,281)				(3,905,281)		(18,717)		(3,923,998)
Equity adjustment from Foreign Currency Translation (CTA)															423,858		423,858		1,025		424,883
Ending balance, value at Dec. 31, 2024	$ 2	$ 2	$ 3	$ 3	$ 107	$ 107					33,304,160	$ 33,304,160	(3,905,281)	$ (3,905,281)	423,857	$ 423,858	29,822,849	$ 29,822,849	86,096	$ 86,096	29,908,945	$ 29,908,945
Balance, shares at Dec. 31, 2024	15,000		27,000		9,703,042				65,489
Share based compensation											467,623						467,623				467,623
Share based compensation, shares									(2,835)
Net loss													(1,432,580)				(1,432,580)		(6,910)		(1,439,490)
Equity adjustment from Foreign Currency Translation (CTA)															(105,008)		(105,008)		(506)		(105,514)
Ending balance, value at Mar. 31, 2025	$ 2		$ 3		$ 107						33,771,783		(5,337,861)		318,849		28,752,884		78,680		28,831,564
Balance, shares at Mar. 31, 2025	15,000		27,000		9,703,042				62,654
Beginning balance, value at Dec. 31, 2024	$ 2	2	$ 3	3	$ 107	107					33,304,160	33,304,160	(3,905,281)	(3,905,281)	423,857	423,858	29,822,849	29,822,849	86,096	86,096	29,908,945	29,908,945
Balance, shares at Dec. 31, 2024	15,000		27,000		9,703,042				65,489
Conversion of $270,000 of related party debt converted in 2,249,999 Roth Class A ordinary shares and subsequently into 45,000 SharonAI Holdings Inc. Class A Ordinary Common stock
Conversion of related party debt converted in Roth Class A ordinary shares and subsequently into SharonAI Holdings Inc. Class A Ordinary Common stock, shares					45,000
Share based compensation												1,761,785						1,761,785				1,761,785
Net loss														(39,623,909)				(39,623,909)		(191,112)	(39,815,021)	(39,815,021)
Equity adjustment from Foreign Currency Translation (CTA)																(796,850)		(796,850)		(3,869)		(800,719)
Conversion of 45,203,220 Roth Class A ordinary shares and 75,000 Roth Class B ordinary shares into 905,566 SharonAI Holdings Inc. Class A ordinary common stock
Conversion of Roth Class A ordinary shares and Roth Class B ordinary shares into SharonAI Holdings Inc. Class A Ordinary Common stock, shares					905,566
Conversion of SAI Preferred A shares into Class B common stock		(2)						14				(12)
Recapitalization of SAI- Preferred A shares converted to Class B, shares	(15,000)						136,341
Conversion of SAI Preferred B shares into Class A common stock				(3)		74						71
Recapitalization of SAI- Preferred B shares converted to common stock, shares			(27,000)		736,230
Consolidation of Roth CH and elimination of pre-acquisition equity balances with corresponding adjustment to additional paid-in capital						957						(3,935,503)						(3,934,546)				(3,934,546)
Issuance of common stock upon exercise of warrants						7						481,292						481,299				481,299
Issuance of common stock upon exercise of warrants, shares					67,325
Issuance and immediate conversion on closing of $2,250,000 of convertible note instruments converted in to 375,001 Class A ordinary shares						$ 38						$ 2,249,962						$ 2,250,000				$ 2,250,000
Issuance and immediate conversion on closing of convertible note instruments converted in to Class A ordinary shares, shares					375,001
Ending balance, value at Dec. 31, 2025					$ 1,183		$ 14				33,861,613		(43,529,190)		(372,992)		(10,039,372)		(108,885)		(10,148,257)
Balance, shares at Dec. 31, 2025					11,832,164		136,341		65,489
Issuance of common stock – NASDAQ offering					$ 417						124,999,563						124,999,980				124,999,980
Issuance of common stock - NASDAQ offering, shares					4,166,666
Share based compensation											382,158						382,158				382,158
Share based compensation, shares
Net loss													(19,915,764)				(19,915,764)		(96,057)		(20,011,821)
Equity adjustment from Foreign Currency Translation (CTA)															(1,086,002)		(1,086,002)		(5,238)		(1,091,240)
Share issuance costs											(5,499,999)						(5,499,999)				(5,499,999)
Ending balance, value at Mar. 31, 2026					$ 1,600		$ 14				$ 153,743,335		$ (63,444,954)		$ (1,458,994)		$ 88,841,001		$ (210,180)		$ 88,630,821
Balance, shares at Mar. 31, 2026					15,998,830		136,341		65,489